Prepayments and other current assets (Details) $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments to suppliers	¥ 271,769,000		¥ 302,421,000
Contract cost assets	61,179,000		104,309,000
Others	73,756,000		36,770,000
Prepayments and other current assets	406,704,000	$ 55,962	443,500,000
Provision for prepayments and other current assets	¥ 0		¥ 0